Mutual Fund Series Trust

November 6, 2019 U.S. Securities and Exchange Commission Public Filing Desk 100 F Street, N.E. Washington, DC 20459

Re: Mutual Fund Series Trust (the “Registrant”);

File Nos. 333-132541 and 811-21872

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies (i) that the form of Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 on behalf of the Day Hagan Tactical Allocation Fund and Day Hagan Logix Tactical Dividend Fund, does not differ from that contained in the Registrant's Post-Effective Amendment No. 419, which was filed with the Commission on October 24, 2019 and (ii) that Post-Effective Amendment No. 419 has been filed electronically with the Commission.

Very truly yours,

_/s/ Jennifer Bailey_________

Jennifer Bailey

Secretary